                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-06203
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-646-7728
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert T.Needham             Boston, MA       February 14, 2007
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                    5
                                        --------------------

Form 13F Information Table Value Total:            $ 128,091
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                                                        Value    Shrs or   Sh/  Put/  Investment  Other       Voting Authority
Name of Issuer             Title of Class    CUSIP    (x$1000)   Prn Amt   Prn  Call  Discretion  Mgrs      Sole    Shared  Other
                                                                ---------  ---  ----  ----------  -----  ---------  ------  -----
Altria Group Inc           Common Stock    02209S103    20,304    236,583  SH         Sole                 236,583

Convera Corp               CL A            211919105       941    205,000  SH         Sole                 205,000

Liberty Media Hldg Corp    Cap Com Ser A   53071M302    51,891    529,605  SH         Sole                 529,605

Sovereign Bancorp Inc      Common Stock    845905108    30,506  1,201,500  SH         Sole               1,201,500

Sun-Times Media Group Inc  Common Stock    86688Q100    24,449  4,979,410  SH         Sole               4,979,410